Loans and Debentures (Debentures) (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Aug. 20, 2017	May 31, 2017 USD ($)	May 31, 2017 ILS (₪)	Dec. 31, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds received	$ 1,938,877	$ 799,481	$ 333,549
Nominal annual Interest rate	8.00%				8.00%
Deposit for debt service fund	$ 106,717	176,775
Equity	$ 1,051,347	$ 894,204	$ 1,263,555						$ 1,437,698
OPC [Member]
Disclosure of detailed information about borrowings [line items]
Equity | ₪					₪ 600
Equity-to-balance sheet ratio	65.00%				65.00%
OPC [Member] | Basis of its stand-alone financial statements [Member]
Disclosure of detailed information about borrowings [line items]
Debt coverage ratio				105.00%
OPC [Member] | Basis of its stand-alone financial statements [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Equity | ₪				₪ 80,000
Equity-to-balance sheet ratio				12.50%
Bonds (Series A) [Member] | OPC [Member]
Disclosure of detailed information about borrowings [line items]
Face amount							$ 92,000
Nominal annual Interest rate						4.45%	4.95%	4.95%
Nominal annual Interest rate reduced							0.50%	0.50%
Deposit for debt service fund	$ 5,000
Bonds (Series A) [Member] | OPC [Member] | NIS [Member]
Disclosure of detailed information about borrowings [line items]
Face amount | ₪								₪ 320,000
Deposit for debt service fund | ₪					₪ 18,000